LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.38%
Aerospace & Defense–1.26%
Curtiss-Wright Corp.	7,873	$1,540,195
L3Harris Technologies, Inc.	7,498	1,305,552
Lockheed Martin Corp.	16,111	6,588,755
Northrop Grumman Corp.	3,187	1,402,885
RTX Corp.	16,555	1,191,463
Textron, Inc.	46,278	3,616,163
†TransDigm Group, Inc.	1,615	1,361,655
		17,006,668
Air Freight & Logistics–0.58%
CH Robinson Worldwide, Inc.	14,797	1,274,466
Expeditors International of Washington, Inc.	57,219	6,559,014
		7,833,480
Automobile Components–0.10%
Gentex Corp.	43,709	1,422,291
		1,422,291
Automobiles–2.56%
General Motors Co.	386,709	12,749,796
†Tesla, Inc.	87,716	21,948,297
		34,698,093
Banks–3.65%
Bank of America Corp.	198,711	5,440,707
Bank OZK	33,025	1,224,237
Citigroup, Inc.	233,095	9,587,197
First Citizens BancShares, Inc. Class A	3,366	4,645,417
JPMorgan Chase & Co.	172,756	25,053,075
New York Community Bancorp, Inc.	186,943	2,119,934
Truist Financial Corp.	47,696	1,364,582
		49,435,149
Beverages–1.36%
Coca-Cola Co.	98,304	5,503,058
Molson Coors Beverage Co. Class B	21,943	1,395,355
†Monster Beverage Corp.	38,964	2,063,144
PepsiCo, Inc.	56,256	9,532,017
		18,493,574
Biotechnology–2.91%
AbbVie, Inc.	73,869	11,010,913
Amgen, Inc.	9,543	2,564,777
†Biogen, Inc.	11,195	2,877,227
Gilead Sciences, Inc.	159,058	11,919,806
†Regeneron Pharmaceuticals, Inc.	4,472	3,680,277
†Vertex Pharmaceuticals, Inc.	21,298	7,406,167
		39,459,167
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Broadline Retail–2.98%
†Amazon.com, Inc.	317,350	$40,341,532
		40,341,532
Building Products–0.56%
†Builders FirstSource, Inc.	43,333	5,394,525
Owens Corning	16,336	2,228,394
		7,622,919
Capital Markets–2.55%
Affiliated Managers Group, Inc.	12,421	1,618,953
Ameriprise Financial, Inc.	12,296	4,053,745
Bank of New York Mellon Corp.	97,473	4,157,224
Cboe Global Markets, Inc.	9,738	1,521,173
Evercore, Inc. Class A	10,150	1,399,482
Goldman Sachs Group, Inc.	5,745	1,858,910
Intercontinental Exchange, Inc.	12,362	1,360,067
Invesco Ltd.	91,008	1,321,436
Moody's Corp.	9,148	2,892,323
Morgan Stanley	45,505	3,716,393
MSCI, Inc.	3,435	1,762,430
S&P Global, Inc.	11,583	4,232,544
T Rowe Price Group, Inc.	21,821	2,288,368
XP, Inc. Class A	105,455	2,430,738
		34,613,786
Chemicals–1.72%
Albemarle Corp.	15,472	2,630,859
CF Industries Holdings, Inc.	36,016	3,088,012
Ecolab, Inc.	7,620	1,290,828
Linde PLC	24,907	9,274,121
PPG Industries, Inc.	34,157	4,433,579
Sherwin-Williams Co.	10,048	2,562,742
		23,280,141
Commercial Services & Supplies–0.45%
†Copart, Inc.	99,525	4,288,533
Rollins, Inc.	48,731	1,819,128
		6,107,661
Communications Equipment–1.32%
Cisco Systems, Inc.	331,761	17,835,471
		17,835,471
Construction & Engineering–0.10%
EMCOR Group, Inc.	6,377	1,341,657
		1,341,657
Construction Materials–0.12%
Eagle Materials, Inc.	9,400	1,565,288
		1,565,288
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund–1

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance–0.37%
Synchrony Financial	164,126	$5,017,332
		5,017,332
Consumer Staples Distribution & Retail–2.15%
Albertsons Cos., Inc. Class A	115,723	2,632,698
Costco Wholesale Corp.	2,503	1,414,095
Kroger Co.	213,827	9,568,758
Walmart, Inc.	96,756	15,474,187
		29,089,738
Containers & Packaging–0.22%
AptarGroup, Inc.	12,132	1,516,986
Graphic Packaging Holding Co.	63,776	1,420,929
		2,937,915
Diversified Telecommunication Services–1.08%
AT&T, Inc.	413,772	6,214,855
Verizon Communications, Inc.	257,902	8,358,604
		14,573,459
Electric Utilities–0.95%
Edison International	48,995	3,100,893
Evergy, Inc.	70,243	3,561,320
FirstEnergy Corp.	39,370	1,345,667
NextEra Energy, Inc.	20,447	1,171,409
OGE Energy Corp.	41,012	1,366,930
Pinnacle West Capital Corp.	31,356	2,310,310
		12,856,529
Electrical Equipment–0.75%
Acuity Brands, Inc.	11,101	1,890,611
Eaton Corp. PLC	25,641	5,468,713
Hubbell, Inc.	4,728	1,481,802
nVent Electric PLC	24,382	1,292,002
		10,133,128
Electronic Equipment, Instruments & Components–0.64%
†Arrow Electronics, Inc.	10,993	1,376,763
Jabil, Inc.	44,899	5,697,234
Vontier Corp.	53,608	1,657,560
		8,731,557
Energy Equipment & Services–0.32%
Schlumberger NV	23,452	1,367,252
TechnipFMC PLC	147,839	3,007,045
		4,374,297
Entertainment–1.29%
Activision Blizzard, Inc.	50,551	4,733,090
Electronic Arts, Inc.	19,310	2,324,924
†Live Nation Entertainment, Inc.	17,257	1,433,021
†Netflix, Inc.	17,190	6,490,944
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Walt Disney Co.	30,512	$2,472,998
		17,454,977
Financial Services–4.76%
†Berkshire Hathaway, Inc. Class B	61,871	21,673,411
†Fiserv, Inc.	11,657	1,316,775
Mastercard, Inc. Class A	46,508	18,412,982
MGIC Investment Corp.	99,243	1,656,366
Visa, Inc. Class A	85,832	19,742,218
Western Union Co.	128,060	1,687,831
		64,489,583
Food Products–0.76%
Archer-Daniels-Midland Co.	26,191	1,975,325
Hershey Co.	35,264	7,055,621
Lamb Weston Holdings, Inc.	13,885	1,283,807
		10,314,753
Gas Utilities–0.11%
National Fuel Gas Co.	28,371	1,472,739
		1,472,739
Ground Transportation–0.38%
†Avis Budget Group, Inc.	7,043	1,265,557
Landstar System, Inc.	12,330	2,181,670
Ryder System, Inc.	15,558	1,663,928
		5,111,155
Health Care Equipment & Supplies–2.56%
Abbott Laboratories	27,190	2,633,351
†Align Technology, Inc.	4,222	1,289,061
†Boston Scientific Corp.	69,322	3,660,202
†Dexcom, Inc.	13,307	1,241,543
†Edwards Lifesciences Corp.	53,110	3,679,461
†IDEXX Laboratories, Inc.	18,203	7,959,626
†Intuitive Surgical, Inc.	15,099	4,413,287
Medtronic PLC	17,500	1,371,300
†Shockwave Medical, Inc.	6,134	1,221,279
Stryker Corp.	21,676	5,923,400
Zimmer Biomet Holdings, Inc.	11,585	1,300,069
		34,692,579
Health Care Providers & Services–2.35%
Cardinal Health, Inc.	40,424	3,509,612
†Centene Corp.	56,713	3,906,391
CVS Health Corp.	20,461	1,428,587
HCA Healthcare, Inc.	9,335	2,296,223
Humana, Inc.	18,253	8,880,450
†Molina Healthcare, Inc.	4,463	1,463,373
UnitedHealth Group, Inc.	20,626	10,399,423
		31,884,059
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund–2

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care REITs–0.19%
Omega Healthcare Investors, Inc.	79,506	$2,636,419
		2,636,419
Health Care Technology–0.22%
†Veeva Systems, Inc. Class A	14,768	3,004,550
		3,004,550
Hotels, Restaurants & Leisure–1.79%
†Booking Holdings, Inc.	3,420	10,547,109
Boyd Gaming Corp.	21,644	1,316,604
†Chipotle Mexican Grill, Inc.	1,548	2,835,673
Domino's Pizza, Inc.	3,586	1,358,341
†Expedia Group, Inc.	13,200	1,360,524
McDonald's Corp.	11,359	2,992,415
Starbucks Corp.	27,434	2,503,901
Yum! Brands, Inc.	10,591	1,323,240
		24,237,807
Household Durables–0.29%
†NVR, Inc.	365	2,176,604
Toll Brothers, Inc.	24,161	1,786,948
		3,963,552
Household Products–1.48%
Colgate-Palmolive Co.	78,553	5,585,904
Kimberly-Clark Corp.	12,575	1,519,688
Procter & Gamble Co.	89,066	12,991,167
		20,096,759
Independent Power and Renewable Electricity Producers–0.31%
Vistra Corp.	124,670	4,136,551
		4,136,551
Industrial Conglomerates–0.14%
General Electric Co.	17,287	1,911,078
		1,911,078
Industrial REITs–0.25%
First Industrial Realty Trust, Inc.	43,866	2,087,583
STAG Industrial, Inc.	37,741	1,302,442
		3,390,025
Insurance–1.69%
Aflac, Inc.	20,636	1,583,813
Aon PLC Class A	4,200	1,361,724
†Arch Capital Group Ltd.	136,802	10,904,488
Old Republic International Corp.	67,903	1,829,307
Primerica, Inc.	12,411	2,407,858
Reinsurance Group of America, Inc.	10,233	1,485,729
Unum Group	67,739	3,332,081
		22,905,000
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services–6.65%
†Alphabet, Inc. Class A	219,379	$28,707,936
†Alphabet, Inc. Class C	247,114	32,581,981
†Meta Platforms, Inc. Class A	95,792	28,757,716
		90,047,633
IT Services–1.03%
Accenture PLC Class A	33,331	10,236,283
Cognizant Technology Solutions Corp. Class A	35,417	2,399,148
†VeriSign, Inc.	6,628	1,342,369
		13,977,800
Life Sciences Tools & Services–1.87%
Agilent Technologies, Inc.	19,884	2,223,429
Bruker Corp.	33,376	2,079,325
Danaher Corp.	5,517	1,368,768
†Medpace Holdings, Inc.	7,708	1,866,338
†Mettler-Toledo International, Inc.	7,032	7,791,948
Thermo Fisher Scientific, Inc.	8,915	4,512,505
West Pharmaceutical Services, Inc.	14,515	5,446,173
		25,288,486
Machinery–1.42%
AGCO Corp.	21,515	2,544,794
Allison Transmission Holdings, Inc.	31,263	1,846,393
Caterpillar, Inc.	19,586	5,346,978
Donaldson Co., Inc.	23,219	1,384,781
Illinois Tool Works, Inc.	5,753	1,324,973
PACCAR, Inc.	42,722	3,632,225
Snap-on, Inc.	12,644	3,224,979
		19,305,123
Media–1.21%
Comcast Corp. Class A	338,074	14,990,201
Fox Corp. Class A	43,262	1,349,775
		16,339,976
Metals & Mining–0.90%
Nucor Corp.	12,049	1,883,861
Reliance Steel & Aluminum Co.	4,995	1,309,839
Southern Copper Corp.	18,700	1,407,923
Steel Dynamics, Inc.	54,185	5,809,716
U.S. Steel Corp.	54,546	1,771,654
		12,182,993
Multi-Utilities–0.80%
Consolidated Edison, Inc.	127,170	10,876,850
		10,876,850
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund–3

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–3.94%
Cheniere Energy, Inc.	12,230	$2,029,691
Chevron Corp.	47,037	7,931,379
ConocoPhillips	11,470	1,374,106
Coterra Energy, Inc.	57,503	1,555,456
Devon Energy Corp.	29,363	1,400,615
EOG Resources, Inc.	20,312	2,574,749
EQT Corp.	32,733	1,328,305
Exxon Mobil Corp.	143,138	16,830,166
Marathon Petroleum Corp.	47,389	7,171,851
Phillips 66	12,081	1,451,532
Pioneer Natural Resources Co.	5,953	1,366,511
Range Resources Corp.	50,684	1,642,668
†Southwestern Energy Co.	373,139	2,406,747
Valero Energy Corp.	30,736	4,355,599
		53,419,375
Passenger Airlines–0.20%
†United Airlines Holdings, Inc.	65,345	2,764,094
		2,764,094
Personal Care Products–0.19%
Estee Lauder Cos., Inc. Class A	8,407	1,215,232
Kenvue, Inc.	66,511	1,335,541
		2,550,773
Pharmaceuticals–3.21%
Bristol-Myers Squibb Co.	34,901	2,025,654
Eli Lilly & Co.	37,817	20,312,645
†Jazz Pharmaceuticals PLC	10,100	1,307,344
Johnson & Johnson	67,466	10,507,830
Merck & Co., Inc.	12,934	1,331,555
Pfizer, Inc.	150,360	4,987,441
Viatris, Inc.	310,167	3,058,247
		43,530,716
Professional Services–0.61%
Paychex, Inc.	12,240	1,411,639
Robert Half, Inc.	35,449	2,597,703
Verisk Analytics, Inc.	18,162	4,290,591
		8,299,933
Residential REITs–0.39%
AvalonBay Communities, Inc.	22,481	3,860,887
Equity LifeStyle Properties, Inc.	21,303	1,357,214
		5,218,101
Retail REITs–0.35%
Simon Property Group, Inc.	43,910	4,743,597
		4,743,597
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–6.82%
†Advanced Micro Devices, Inc.	13,099	$1,346,839
Applied Materials, Inc.	46,844	6,485,552
Broadcom, Inc.	19,139	15,896,470
KLA Corp.	14,267	6,543,702
Lam Research Corp.	2,635	1,651,539
Microchip Technology, Inc.	57,738	4,506,451
NVIDIA Corp.	96,324	41,899,977
NXP Semiconductors NV	6,843	1,368,053
†ON Semiconductor Corp.	28,414	2,641,081
QUALCOMM, Inc.	43,762	4,860,208
Skyworks Solutions, Inc.	14,190	1,398,992
Texas Instruments, Inc.	24,333	3,869,190
		92,468,054
Software–10.16%
†Adobe, Inc.	22,316	11,378,928
†AppLovin Corp. Class A	36,236	1,447,991
†Cadence Design Systems, Inc.	19,366	4,537,454
†DocuSign, Inc.	28,469	1,195,698
†Dropbox, Inc. Class A	87,066	2,370,807
†Fair Isaac Corp.	2,732	2,372,824
†Fortinet, Inc.	22,100	1,296,828
Intuit, Inc.	6,602	3,373,226
†Manhattan Associates, Inc.	20,046	3,962,292
Microsoft Corp.	265,377	83,792,788
Oracle Corp.	64,205	6,800,594
†Palo Alto Networks, Inc.	6,465	1,515,655
†Salesforce, Inc.	28,343	5,747,393
†ServiceNow, Inc.	2,821	1,576,826
†Synopsys, Inc.	3,472	1,593,544
†Teradata Corp.	35,121	1,581,147
†VMware, Inc. Class A	19,183	3,193,586
		137,737,581
Specialized REITs–1.50%
CubeSmart	38,242	1,458,167
Gaming & Leisure Properties, Inc.	29,487	1,343,133
Public Storage	25,417	6,697,888
VICI Properties, Inc.	370,770	10,789,407
		20,288,595
Specialty Retail–1.70%
†AutoNation, Inc.	10,520	1,592,728
Best Buy Co., Inc.	17,956	1,247,403
Home Depot, Inc.	29,552	8,929,432
Lowe's Cos., Inc.	10,236	2,127,450
†O'Reilly Automotive, Inc.	1,932	1,755,918
TJX Cos., Inc.	49,089	4,363,030
†Ulta Beauty, Inc.	3,447	1,376,904
Williams-Sonoma, Inc.	10,991	1,708,002
		23,100,867
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund–4

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–7.89%
Apple, Inc.	564,193	$96,595,483
Hewlett Packard Enterprise Co.	433,702	7,533,404
HP, Inc.	46,051	1,183,511
NetApp, Inc.	20,296	1,540,060
		106,852,458
Textiles, Apparel & Luxury Goods–0.31%
†Deckers Outdoor Corp.	3,687	1,895,450
NIKE, Inc. Class B	24,027	2,297,462
		4,192,912
Tobacco–0.48%
Altria Group, Inc.	120,700	5,075,435
Philip Morris International, Inc.	14,966	1,385,552
		6,460,987
Trading Companies & Distributors–0.21%
MSC Industrial Direct Co., Inc. Class A	15,756	1,546,451
WW Grainger, Inc.	1,900	1,314,496
		2,860,947
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities–0.10%
Essential Utilities, Inc.	38,974	$1,337,977
		1,337,977
Wireless Telecommunication Services–0.17%
†T-Mobile U.S., Inc.	16,846	2,359,282
		2,359,282
Total Common Stock (Cost $1,243,853,217)		1,346,677,528

MONEY MARKET FUND–0.61%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.29%)	8,225,605	8,225,605
Total Money Market Fund (Cost $8,225,605)		8,225,605

TOTAL INVESTMENTS–99.99% (Cost $1,252,078,822)	1,354,903,133
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	116,303
NET ASSETS APPLICABLE TO 120,092,261 SHARES OUTSTANDING–100.00%	$1,355,019,436

†Non-income producing.

The following futures contracts were outstanding at September 30, 2023:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
25	E-mini S&P 500 Index	$5,406,875	$5,639,430	12/15/23	$—	$(232,555)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund–5

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund (formerly LVIP SSGA Large Cap 100 Fund) (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,346,677,528	$—	$—	$1,346,677,528
Money Market Fund	8,225,605	—	—	8,225,605
Total Investments	$1,354,903,133	$—	$—	$1,354,903,133
Derivatives:

Liabilities:
Futures Contract	$(232,555)	$—	$—	$(232,555)
There were no Level 3 investments at the beginning or end of the period.
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund–6